Supplement, dated July 7, 2026
to Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus
dated May 1, 2026
Mutual of America Separate Account No. 2
Flexible Premium Annuity Contracts
The following supplemental information should be read in conjunction with the Initial Summary Prospectus and Updating Summary Prospectus dated May 1, 2026 for the Flexible Premium Annuity Contracts (“FPA Contracts”) and the Prospectus dated May 1, 2026 for the Individual Retirement Annuity (“IRA Contracts”) and FPA Contracts issued by Mutual of America Life Insurance Company through Mutual of America Separate Account No. 2. Special terms not defined herein have the meanings ascribed to them in your Prospectus.
The information included in this supplement affects only the FPA Contracts, and not the IRA Contracts. The Prospectus revisions described below do not apply to the IRA Contracts.
The table below replaces
Appendix A: Underlying Funds Available as Investment Options Under the FPA Contracts
of your Prospectus:

APPENDIX A: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE FPA CONTRACTS
The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/FPAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund

Equity Fund Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index	Fidelity VIP Index 500 (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity	0.09%	17.78%	14.31%	14.70%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
	Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.

Equity Fund Seeks to achieve long-term capital appreciation	Dimensional VA U.S. Targeted Value Portfolio Adviser: Dimensional Fund Advisors LP	0.29%	8.95%	13.60%	11.00%

Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Funds - Small Company Growth Portfolio Adviser: The Vanguard Group, Inc. and T. Rowe Price Associates, Inc.	0.32%	6.11%	3.81%	9.61%

Equity Fund Seeks to provide investment results that correspond to the total return of stocks of mid-to small-capitalization U.S. companies	Fidelity VIP Extended Market Index Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.12%	12.32%	8.02%		8.82% 2

Equity Fund Seeks capital appreciation	Fidelity VIP Value Strategies Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.59%	7.99%	12.14%	10.82%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund

Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks	Vanguard Variable Insurance Funds – Mid-Cap Index Portfolio Adviser: The Vanguard Group, Inc.	0.17%	11.54%	8.46%	10.77%

Equity Fund Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States	Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio Adviser: The Vanguard Group, Inc.	0.09%	32.04%	7.88%		7.20% 3

Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	6.95%	5.49%		12.13% 4

Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	28.60%	5.59%	9.53%

Equity Fund Seeks capital appreciation	Nomura VIP ® Small Cap Value Series Adviser: Delaware Management Company	0.74%	8.16%	9.26%	9.15%

Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%

Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR)	0.46%	19.02%	12.51%	11.60%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
composite yield on the securities comprising the S&P 500 ® Index	Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.

Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund ® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.54%	21.52%	15.37%	15.78%

Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.55%	11.75%	10.10%	10.59%

Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	16.14%	10.47%	10.84%

Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	15.75%	13.81%	13.73%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund

Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund ® Adviser: Invesco Advisers, Inc.	0.80%	15.93%	12.47%	12.53%

Equity Fund Seeks capital appreciation	MFS ® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	5.98%	10.18%	9.95%

Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%

Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%

Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio ® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	16.83%	13.24%	11.76%

Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio ® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%

Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures	Vanguard Variable Insurance Fund Real Estate Index Portfolio ® Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
performance of publicly traded equity REITs and other real estate-related investments

Fixed Income Fund Seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market Fund (Institutional) Adviser: Goldman Sachs Asset Management, L.P.	0.43%	4.20%	3.18%	2.11%

Fixed Income Fund Seeks to provide current income while maintaining limited price volatility	Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio Adviser: The Vanguard Group, Inc.	0.14%	6.85%	2.23%	2.81%

Fixed Income Fund Seeks to provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series – The Bond Fund of America (Class 1) Adviser: Capital Research and Management Company	0.22%	7.40%	0.10%	2.61%

Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	1.24%	8.01%	1.36%	3.37%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund

Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio ® Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%

Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	14.98%	5.67%	7.13%

Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	11.48%	8.68%	9.81%

Balanced Fund Seeks to provide current income and low to moderate capital appreciation	Vanguard Variable Insurance Funds – Conservative Allocation Portfolio Adviser: The Vanguard Group, Inc.	0.12%	12.73%	4.22%	6.14%

Balanced Fund Seeks to provide long-term capital appreciation and reasonable current income	Vanguard Variable Insurance Funds – Balanced Portfolio Adviser: Wellington Management Company LLC	0.20%	16.46%	9.29%	10.03%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund

Balanced Fund Investment objectives are to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series – Managed Risk Growth-Income Fund (Class P1) Adviser: Capital Research and Management Company	0.63%	11.45%	7.97%	9.26%

Balanced Funds Seeks high total return with a secondary objective of principal preservation	Fidelity VIP Freedom Retirement Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.36%	9.63%	2.35%	4.44%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2020 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.44%	13.33%	4.48%	7.38%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2025 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.46%	14.59%	5.52%	8.02%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2030 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.49%	15.52%	6.25%	8.88%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2035 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.53%	16.69%	7.55%	10.00%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the	Fidelity VIP Freedom 2040 Portfolio (Initial Class)	0.57%	18.79%	9.01%	10.87%

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses 1	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
fund approaches its target date and beyond	Adviser: Fidelity Management & Research Company LLC (FMR)

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2045 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%	11.09%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2050 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.79%	9.43%	11.08%

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2055 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.85%	9.43%		11.60% 5

Balanced Funds Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity VIP Freedom 2060 Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC (FMR)	0.60%	19.83%	9.44%		11.62% 5

*
“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or
Mid-Cap
Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

1
The reported expense ratio for the following funds is net of fee waivers that may not continue: all American Funds Insurance Series Funds, Calvert VP SRI Balanced Portfolio, Fidelity VIP Asset Manager Portfolio, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, and MFS VIT III Mid Cap Value Portfolio. Refer to the prospectuses of the Underlying Funds for more information.

2	Since inception date January 24, 2020.

3	Since inception date September 7, 2017.

4	Since inception date September 22, 2017.

5	Since inception date April 11, 2019.

We may be obligated to provide Contractholder transaction data to the Underlying Funds as required by applicable laws and regulations.

This Supplement Should Be Retained With Your Prospectus For Future Reference.